[American General Life Insurance Company Letterhead]


VIA EDGAR TRANSMISSION

January 7, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Variable Separate Account ("Registrant")
    American General Life Insurance Company ("Depositor")
    Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-03859)
    (Central Index Key 0000729522)

FILE NUMBER  PRODUCT NAME
333-185762   Polaris Platinum III
333-185778   Polaris Preferred Solution
333-185780   Polaris Advantage II / Polaris Advantage II (Wirehouse)
333-185784   Polaris Choice IV
333-185786   Polaris Advantage
333-185787   Polaris Retirement Protector
333-185788   Polaris Advisor III
333-185775   Polaris Platinum II
333-185791   Polaris II Platinum Series
333-185840   Polaris Choice III
333-185797   American Pathway II
333-185798   Polaris
333-185799   Polaris II
333-185838   Polaris Platinum II
333-185800   Polaris II Platinum Series
333-185837   Polaris Choice II / Polaris Choice III
333-185801   Polaris Protector
333-185808   Polaris Advisor
333-185831   Polaris America
333-185815   Polaris Advisor
333-185816   Polaris Preferred Solution
333-185818   WM Diversified Strategies
333-185820   WM Diversified Strategies III

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6259.


Very truly yours,


/s/ Helena Lee

Helena Lee
Senior Counsel